Share-based compensation - Summary of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,516,641	1,692,347	1,546,700
Weighted average remaining contractual life of options outstanding	7 years 6 months	8 years 4 months 17 days
Number of options exercisable (in shares)	917,162	943,300
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	899,300	1,079,400
Weighted average remaining contractual life of options outstanding	6 years 3 months 18 days	7 years 8 months 23 days
Number of options exercisable (in shares)	810,900	934,100
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 1.09	$ 1.09
3.09 - 3.43
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)		23,200
Weighted average remaining contractual life of options outstanding		8 years 11 months 12 days
Number of options exercisable (in shares)		9,200
3.09 - 3.43 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 3.09
3.09 - 3.43 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 3.43
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	215,420	181,600
Weighted average remaining contractual life of options outstanding	9 years 11 months 15 days	11 years 2 months 4 days
Number of options exercisable (in shares)	36,400	0
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	377,089	408,147
Weighted average remaining contractual life of options outstanding	8 years 9 months 10 days	9 years 9 months 14 days
Number of options exercisable (in shares)	69,862	0
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 64.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	24,832	0
Weighted average remaining contractual life of options outstanding	9 years 10 months 20 days	0 years
Number of options exercisable (in shares)	0	0
26.43 - 64.19 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 64.19 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 64.19	$ 64.19